Schedule of Investments
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.85%
Alabama–1.29%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGM)(a)(b)	5.00%	10/01/2033	$ 3,500	$ 3,813,318
Alabaster (City of), AL Board of Education; Series 2014 A, GO Wts. (INS - AGM)(b)	5.00%	09/01/2025	1,500	1,588,671
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,547,731
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	55	55,161
Series 2016, RB	5.50%	06/01/2030	2,000	1,988,515
Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Wts. (INS - SGI)(b)	4.38%	09/01/2025	10	10,019
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	5,000	5,497,213
Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,475,294
Southeast Alabama Gas Supply District (The) (No. 1); Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(c)(d)	1.33%	04/01/2024	1,625	1,616,385
Southeast Energy Authority A Cooperative District No. 2; Series 2021 B, RB(c)	4.00%	12/01/2031	5,000	5,121,675
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	4.50%	05/01/2032	2,991	3,035,639
UAB Medicine Finance Authority; Series 2019, RB	5.00%	09/01/2031	550	613,447
				27,363,068
Arizona–2.64%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,525,486
Arizona (State of) Industrial Development Authority; Series 2019-2, Class A, Ctfs.	3.63%	05/20/2033	1,910	1,923,459
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2019, RB(e)	5.00%	07/01/2039	1,000	1,020,872
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(e)	5.00%	07/01/2037	630	646,154
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2035	2,600	2,072,771
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.75%	07/15/2038	1,810	1,944,045
Glendale (City of), AZ; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	1,000	1,079,671
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,167,650
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,261,025
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(e)	4.00%	10/15/2047	2,000	1,841,023
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB	5.00%	07/01/2037	315	337,752
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(e)	4.00%	07/01/2041	1,275	1,152,866
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	4,000	3,315,970
Navajo (Nation of); Series 2015 A, Ref. RB(e)	5.50%	12/01/2030	725	767,930
Northern Arizona University; Series 2015, Ref. RB (INS - BAM)(b)	5.00%	06/01/2032	250	266,519
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $1,274,405)(f)	5.00%	11/15/2024	1,270	1,243,364
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $2,105,000)(f)	5.25%	11/15/2029	2,105	1,978,639
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,028,388
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	5.75%	07/01/2024	440	451,196
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2027	3,000	3,000,000
Phoenix Civic Improvement Corp.; Series 2019 A, RB	5.00%	07/01/2033	3,500	3,940,270
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(e)	5.38%	06/15/2035	1,360	1,403,353
Series 2017, RB(c)(e)(g)	4.75%	06/15/2022	4,500	4,505,553
Series 2021, RB(e)	4.00%	06/15/2041	740	674,595
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	6.00%	05/01/2024	175	180,651
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	$ 40	$ 40,665
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.00%	07/01/2033	2,245	2,259,440
Salt River Project Agricultural Improvement & Power District; Series 2016 A, Ref. RB	5.00%	01/01/2034	5,500	6,085,245
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(e)	5.50%	10/01/2027	1,245	1,256,215
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	20	20,056
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(e)	5.00%	07/15/2022	570	570,391
Series 2013 A, Ref. GO Bonds(e)	5.00%	07/15/2023	825	829,950
Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,076,509
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2025	1,000	1,051,659
				55,919,332
Arkansas–0.07%
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2024	1,345	1,409,613
California–10.37%
Adelanto (City of), CA Public Utility Authority;
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2027	175	197,966
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2028	315	355,378
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	300	337,418
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	325	363,618
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2031	310	345,858
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	310	344,231
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2033	100	110,379
Bay Area Toll Authority (San Francisco Bay Area); Series 2001 A, RB (SIFMA Municipal Swap Index + 1.25%)(c)(d)	1.93%	04/01/2027	3,000	3,012,903
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB(c)(g)	5.00%	09/01/2023	1,000	1,040,649
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	5.00%	06/01/2032	385	425,869
Series 2020 A, Ref. RB	5.00%	06/01/2033	600	661,993
Series 2020 B-1, Ref. RB	1.75%	06/01/2030	150	150,000
California (State of);
Series 2015, Ref. GO Bonds	5.00%	03/01/2030	5,000	5,356,892
Series 2020, Ref. GO Bonds	4.00%	03/01/2036	9,385	10,026,334
Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	5,307,432
Series 2022, GO Bonds	5.00%	04/01/2033	2,000	2,414,816
California (State of) (Bid Group B); Series 2020, GO Bonds	5.00%	11/01/2036	10,000	11,698,818
California (State of) County Tobacco Securitization Agency; Series 2014, Ref. RB	4.00%	06/01/2029	765	767,987
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,250	2,284,172
California (State of) Enterprise Development Authority (Academy for Academic Excellence); Series 2020 A, RB(e)	5.00%	07/01/2040	1,000	1,021,080
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System); Series 2021 A, Ref. RB	4.00%	08/15/2040	1,350	1,392,937
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	1,919	1,943,168
Series 2019 A-2, RB	4.00%	03/20/2033	6,735	6,740,858
Series 2021 A, RB	3.25%	08/20/2036	3,474	3,241,991
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	4,916	4,714,923
Series 2021-2, Class A, Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	9,920	10,136,502
California (State of) Infrastructure & Eonomic Development Bank (Sustainability Bonds); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.35%)(c)(d)	1.03%	08/01/2024	1,000	991,096
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	902,110
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	5,000	5,241,217
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	270	270,452
California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,084,572
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2022, RB	2.75%	11/15/2027	$ 525	$ 486,054
California (State of) Pollution Control Finance Authority; Series 2012, RB(a)(e)	5.00%	07/01/2027	6,205	6,247,516
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(e)	2.13%	11/15/2027	2,140	2,037,083
Series 2021, RB(e)	2.38%	11/15/2028	1,560	1,473,249
Series 2021, RB(e)	3.13%	05/15/2029	2,130	2,006,670
Series 2021, RB(e)	5.00%	11/15/2036	1,160	1,190,743
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,138,606
Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,057,244
California (State of) Public Works Board (California Community Colleges); Series 2004 B, RB	5.50%	06/01/2022	125	125,000
California (State of) Public Works Board (Various Capital);
Series 2021 B, RB	4.00%	05/01/2038	2,125	2,255,404
Series 2021 B, RB	4.00%	05/01/2039	1,500	1,589,026
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	5.25%	07/01/2023	450	458,671
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/2024	270	274,527
California (State of) Statewide Communities Development Authority (Bakersfield Consolidated Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2022	25	25,162
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2017 A, Ref. RB(e)	3.00%	11/01/2022	430	430,869
Series 2017 A, Ref. RB(e)	5.00%	11/01/2032	1,135	1,214,802
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	4,300	4,451,695
Series 2018 A, RB(e)	5.25%	12/01/2038	1,000	1,038,886
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2032	1,250	1,319,107
Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,632,125
Corona-Norco Unified School District (Community Facilities District No. 98-1); Series 2013, Ref. RB(g)	5.00%	09/01/2023	1,000	1,041,282
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	100	100,368
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development); Series 2012, Ref. RB	5.00%	09/01/2024	495	499,565
Fresno Unified School District (Election of 2016); Series 2018 A, GO Bonds(c)(g)(h)	0.00%	08/01/2026	225	154,834
Golden State Tobacco Securitization Corp.;
Series 2005 A, RB(g)(h)	0.00%	06/01/2028	55	47,371
Series 2017 A-1, Ref. RB(g)	5.00%	06/01/2027	4,000	4,551,238
Series 2018 A-1, Ref. RB(c)(g)	5.00%	06/01/2028	4,000	4,644,250
Imperial (County of), CA Local Transportation Authority;
Series 2022 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	3,800	4,223,896
Series 2022 B, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	7,220	8,025,049
Series 2022 C, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	1,100	1,222,760
Series 2022 D, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	2,880	3,200,988
Series 2022 E, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	5,165	5,740,408
Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.00%	09/01/2035	945	987,932
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, RB	5.00%	09/02/2022	710	716,706
Series 2013, RB	5.00%	09/02/2023	500	520,929
Lake Elsinore (City of), CA Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,250,775
Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGM)(b)	4.00%	08/01/2039	3,400	3,450,946
Los Angeles (City of), CA Department of Airports; Series 2020 C, RB(a)	5.00%	05/15/2039	1,160	1,284,258
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(a)	5.00%	05/15/2044	7,005	7,515,687
Series 2018 B, Ref. RB(a)	5.00%	05/15/2029	2,000	2,208,496
Series 2018 D, Ref. RB(a)	5.00%	05/15/2031	3,000	3,335,759
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	5,000	5,290,033
Modesto (City of), CA Irrigation District; Series 2015 B, Ref. RB	5.00%	10/01/2028	1,595	1,729,624
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
M-S-R Energy Authority; Series 2009 B, RB	7.00%	11/01/2034	$ 3,500	$ 4,467,883
Murrieta (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.00%	09/01/2023	1,000	1,009,374
Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	3,390	3,313,280
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	3,790	3,789,996
Oakland Unified School District (County of Alameda);
Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,080,633
Series 2015 A, GO Bonds	5.00%	08/01/2029	1,160	1,250,957
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2034	2,000	2,116,608
Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2031	500	532,969
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2022	575	579,551
Series 2012, Ref. RB	5.00%	09/01/2023	450	452,864
Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	497,726
River Islands Public Financing Authority; Series 2015, Ref. RB	5.25%	09/01/2034	650	665,410
Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	402,524
Riverside (County of), CA Community Facilities District No. 04-2; Series 2012, Ref. RB	5.00%	09/01/2028	500	502,642
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor - Project Area No. 1); Series 2015 A, RB (INS - AGM)(b)	5.00%	10/01/2029	1,375	1,491,236
Sacramento (City of), CA Transportation Authority; Series 2012, RB	5.00%	10/01/2025	60	60,720
San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.00%	09/01/2024	520	535,678
San Diego (County of), CA Regional Airport Authority;
Series 2013 B, RB(a)(g)	5.00%	07/01/2023	700	723,966
Series 2021 B, RB(a)	4.00%	07/01/2039	3,000	3,023,095
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, Ref. RB(a)	5.00%	01/01/2033	1,000	1,096,848
Series 2019 A, Ref. RB(a)	5.00%	01/01/2034	1,335	1,461,719
Series 2019 D, Ref. RB	5.00%	05/01/2030	1,800	2,055,233
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2027	750	752,758
Series 2013 B, RB	5.00%	08/01/2027	405	406,476
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(b)	5.50%	08/01/2026	3,195	3,206,158
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center); Series 2012, Ref. RB	5.00%	11/15/2022	520	527,016
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.00%	09/01/2026	990	1,017,167
Series 2013, RB	5.13%	09/01/2027	1,150	1,181,920
South Gate Utility Authority; Series 2012, RB(c)(g)	5.25%	10/01/2022	500	506,677
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	2,080	2,198,790
University of California (Limited); Series 2017 M, RB	5.00%	05/15/2025	440	477,321
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2023	1,000	1,050,715
Westlands Water District;
Series 2012 A, Ref. RB(c)(g)	5.00%	09/01/2022	20	20,185
Series 2012 A, Ref. RB(c)(g)	5.00%	09/01/2022	100	100,925
Series 2012 A, Ref. RB(c)(g)	5.00%	09/01/2022	80	80,730
William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2015, Ref. RB	5.00%	09/01/2032	1,045	1,087,700
				219,804,662
Colorado–1.78%
Arkansas River Power Authority; Series 2018 A, Ref. RB	5.00%	10/01/2032	2,645	2,856,024
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,480	1,487,867
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	360	398,764
Brighton Crossing Metropolitan District No. 4; Series 2017 A, GO Bonds	5.00%	12/01/2037	525	531,374
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(e)	5.00%	12/01/2040	1,325	1,333,028
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(e)	5.00%	12/01/2029	4,000	4,088,130
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	4.00%	12/01/2031	$ 525	$ 489,124
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.63%	05/15/2029	1,125	1,069,389
Colorado (State of) Health Facilities Authority (Children’s Hospital Co.); Series 2013 A, RB	5.00%	12/01/2036	200	205,065
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,507,246
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A, Ref. RB	4.00%	08/01/2037	4,730	4,739,206
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(e)	5.00%	12/01/2025	505	477,089
Series 2015 A, Ref. RB(e)	5.50%	12/01/2030	750	673,523
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	1,000	958,845
Denver (City & County of), CO;
Series 2012 A, RB(a)	5.00%	11/15/2022	740	750,896
Series 2018 A, Ref. RB(a)	5.00%	12/01/2030	2,000	2,255,304
Series 2018 A-2, RB(h)	0.00%	08/01/2030	800	617,119
Series 2018 A-2, RB(h)	0.00%	08/01/2031	1,000	737,893
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2032	3,000	3,012,548
Denver (State of) Health & Hospital Authority;
Series 2019 A, Ref. RB	4.00%	12/01/2037	1,000	1,001,425
Series 2019 A, Ref. RB	4.00%	12/01/2038	1,250	1,252,179
Evan’s Place Metropolitan District; Series 2020 MDD, GO Bonds	5.00%	12/01/2040	1,050	1,063,367
Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	180	175,907
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 A-2, RB	4.13%	12/01/2040	575	533,769
Plaza Metropolitan District No. 1; Series 2013, Ref. RB(e)	5.00%	12/01/2022	1,000	1,008,403
Pueblo Urban Renewal Authority (Evraz); Series 2021 B, RB(e)(h)	0.00%	12/01/2025	250	210,345
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	4.13%	12/01/2031	805	788,085
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2031	135	147,285
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2032	160	174,422
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	230	264,651
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2032	250	287,056
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2033	255	291,291
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2034	285	324,010
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2035	100	113,554
Windler Public Improvement Authority; Series 2021 A-1, RB	4.00%	12/01/2031	1,065	972,811
				37,796,994
Connecticut–1.40%
Connecticut (State of);
Series 2014 A, GO Bonds	5.00%	03/01/2029	2,500	2,608,022
Series 2018 C, GO Bonds	5.00%	06/15/2027	3,000	3,375,979
Series 2019 A, GO Bonds	5.00%	04/15/2035	4,300	4,810,585
Connecticut (State of) (Transportation Infrastructure); Series 2018, RB	5.00%	01/01/2030	3,500	3,931,267
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 A, RB	5.00%	07/01/2033	1,510	1,663,485
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2030	285	308,164
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2031	540	580,326
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2033	600	640,341
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	3,000	3,046,926
University of Connecticut;
Series 2016 A, RB	5.00%	03/15/2032	2,940	3,174,509
Series 2017 A, RB	5.00%	01/15/2030	5,000	5,490,436
				29,630,040
District of Columbia–2.04%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,550	2,566,227
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority;
Series 2010, RB (INS - BAM)(b)(h)	0.00%	10/01/2037	$13,000	$ 6,560,540
Series 2016 A, Ref. RB(a)	5.00%	10/01/2034	2,215	2,357,585
Series 2019 A, Ref. RB(a)	5.00%	10/01/2032	1,435	1,596,634
Series 2019 A, Ref. RB(a)	5.00%	10/01/2033	3,000	3,325,198
Series 2020 A, Ref. RB(a)	5.00%	10/01/2032	3,000	3,378,122
Series 2020 A, Ref. RB(a)	5.00%	10/01/2033	3,000	3,363,797
Series 2021 A, Ref. RB(a)	5.00%	10/01/2034	6,000	6,762,756
Series 2021 A, Ref. RB(a)	5.00%	10/01/2035	5,500	6,190,249
Series 2021 A, Ref. RB(a)	5.00%	10/01/2036	4,250	4,776,983
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB(h)	0.00%	10/01/2037	5,000	2,438,383
Series 2010 A, RB (INS - AGM)(b)(h)	0.00%	10/01/2037	40	20,186
				43,336,660
Florida–5.81%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, Ref. RB	5.00%	12/01/2034	2,570	2,813,150
Atlantic Beach (City of), FL (Fleet Landing);
Series 2013 A, Ref. RB	5.00%	11/15/2022	375	378,847
Series 2013 A, Ref. RB	5.00%	11/15/2023	565	582,893
Series 2018 A, RB	5.00%	11/15/2038	1,100	1,169,442
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2037	16,215	17,088,991
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2040	1,220	1,233,044
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB(i)	4.50%	07/01/2038	500	115,000
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2032	2,545	2,472,315
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(e)	5.00%	10/15/2037	510	526,682
Citizens Property Insurance Corp.; Series 2012 A-1, RB	5.00%	06/01/2022	2,000	2,000,000
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,215,000)(e)(f)(i)	7.25%	05/15/2026	1,215	826,200
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology);
Series 2019, RB	5.00%	10/01/2032	840	904,510
Series 2019, RB	5.00%	10/01/2033	1,720	1,845,080
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,304,512
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(a)(e)	7.38%	01/01/2049	10,000	10,118,967
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(e)	6.00%	06/15/2035	1,265	1,331,091
Series 2020 C, Ref. RB(e)	4.00%	09/15/2030	470	468,337
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	255	255,995
Greater Orlando Aviation Authority; Series 2019 A, RB(a)	5.00%	10/01/2032	4,000	4,450,546
Greater Orlando Aviation Authority (Jetblue Airway); Series 2013, Ref. RB(a)	5.00%	11/15/2026	3,500	3,551,915
Halifax Hospital Medical Center; Series 2015, Ref. RB(c)(g)	5.00%	06/01/2025	325	351,741
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $2,493,756)(f)	5.25%	04/03/2028	2,500	1,125,000
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 B-1, Ref. RB	4.25%	08/15/2027	8,000	7,889,457
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(e)	5.00%	07/15/2028	525	536,485
Lee (County of), FL; Series 2021 B, RB(a)	5.00%	10/01/2035	5,000	5,585,141
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(e)	5.38%	12/01/2032	1,000	918,210
Manatee (County of), FL School District;
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2029	1,000	1,120,529
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2031	3,000	3,345,571
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2032	1,250	1,391,957
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	1,900	2,019,904
Miami (City of), FL; Series 2012, Ref. RB(e)	5.00%	03/01/2030	100	102,451
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;
Series 2016 A, Ref. GO Bonds	5.00%	07/01/2036	$ 900	$ 986,657
Series 2021, RB	4.00%	10/01/2042	3,000	3,141,211
Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2039	3,500	3,577,025
Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2040	3,000	3,060,709
Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2041	2,385	2,429,370
Miami-Dade (County of), FL (Jackson Health System); Series 2015 A, Ref. RB	5.00%	06/01/2033	1,000	1,044,911
Miami-Dade (County of), FL Expressway Authority; Series 2016 A, Ref. RB	5.00%	07/01/2028	1,625	1,786,102
Mirabella Community Development District; Series 2013, RB	6.00%	11/01/2026	120	124,152
Orlando (City of) & Orange (County of), FL Expressway Authority; Series 2012, Ref. RB(c)(g)	5.00%	07/01/2022	1,000	1,003,117
Orlando (City of), FL Community Redevelopment Agency (Conroy Road District); Series 2012, Ref. RB	5.00%	04/01/2023	500	500,734
Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	350	384,946
Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	329,542
Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	547,937
Palm Beach (County of), FL Health Facilities Authority; Series 2020 B-1, RB	3.00%	06/01/2027	6,000	5,756,952
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,500	3,742,969
Series 2020 B, RB	4.00%	11/15/2041	250	246,667
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2023	1,965	1,988,592
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB(c)(g)	7.50%	06/01/2022	630	642,600
Palm Beach County School District;
Series 2012 C, COP(c)(g)	5.00%	08/01/2022	50	50,312
Series 2015 D, Ref. COP	5.00%	08/01/2027	2,440	2,632,871
Pinellas (County of), FL Educational Facilities Authority (Barry University); Series 2012, Ref. RB	5.25%	10/01/2030	2,500	2,513,131
Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,150	1,018,062
Series 2021 B-2, RB	1.45%	01/01/2027	560	507,347
Reedy Creek Improvement District; Series 2013 1, Ref. RB	5.00%	10/01/2022	800	809,676
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2041	3,030	1,410,802
Series 2020 A, RB(h)	0.00%	09/01/2049	3,795	1,216,868
				123,277,225
Georgia–1.48%
Atlanta (City of), GA; Series 2019 D, RB(a)	4.00%	07/01/2037	1,510	1,547,626
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	5.00%	07/01/2031	330	367,422
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	2,000	1,867,575
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.50%	01/01/2031	15	15,013
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	940	931,413
Series 2018 A, RB	5.75%	12/01/2033	1,500	1,470,388
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	830	839,359
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2033	1,870	2,018,983
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB	2.38%	01/01/2031	525	466,659
Series 2021, RB	4.00%	01/01/2036	1,100	1,057,369
Georgia (State of) Municipal Electric Authority; Series 2019 A, Ref. RB	5.00%	01/01/2033	1,200	1,328,915
Georgia (State of) Municipal Electric Authority (Project One); Series 2015 A, Ref. RB	5.00%	01/01/2032	875	914,921
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4);
Series 2021 A, Ref. RB	4.00%	01/01/2041	480	477,420
Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2041	485	496,426
Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2046	1,295	1,309,268
Georgia (State of) Ports Authority;
Series 2021, RB	4.00%	07/01/2040	1,750	1,836,913
Series 2021, RB	4.00%	07/01/2042	2,750	2,862,949
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(b)	5.00%	12/01/2023	$ 25	$ 25,069
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB(c)(g)	5.00%	04/01/2024	795	834,140
Macon-Bibb (County of), GA Housing Authority (Green Meadows Apartments); Series 2021 B, RB(c)	1.63%	10/01/2022	1,250	1,249,368
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.75%	06/15/2037	1,540	1,604,730
Metropolitan Atlanta Rapid Transit Authority; Series 2016 B, Ref. RB	5.00%	07/01/2032	7,150	7,859,192
				31,381,118
Guam–0.33%
Guam (Territory of);
Series 2021 A, Ref. RB	5.00%	11/01/2035	4,000	4,208,819
Series 2021 F, Ref. RB	5.00%	01/01/2029	1,000	1,061,193
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (AGM)(g)	5.00%	10/01/2022	1,700	1,719,705
				6,989,717
Hawaii–0.58%
Hawaii (State of) Department of Budget & Finance;
Series 2012, Ref. RB	5.00%	11/15/2027	1,000	1,014,198
Series 2019, Ref. RB	3.20%	07/01/2039	1,655	1,468,020
Hawaii (State of) Department of Transportation (Airports Division);
Series 2013, COP(a)	5.00%	08/01/2022	2,000	2,009,727
Series 2013, COP(a)	5.00%	08/01/2023	1,250	1,289,483
Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, RB(j)	5.00%	07/01/2031	6,000	6,483,605
				12,265,033
Idaho–0.10%
Idaho (State of) Housing & Finance Association; Series 2019, Ref. RB	5.00%	07/15/2035	1,900	2,166,256
Illinois–10.05%
Bartlett (Village of), IL (Quarry Redevelopment);
Series 2007, Ref. RB	5.60%	01/01/2023	195	195,160
Series 2016, Ref. RB	4.00%	01/01/2024	2,330	2,315,149
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,611,415
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	1,795	1,844,489
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2030	250	261,253
Series 2004, RB	5.00%	11/01/2028	3,000	3,218,824
Series 2008 C, Ref. RB	5.00%	01/01/2029	2,500	2,638,835
Series 2008 C, Ref. RB	5.00%	01/01/2030	1,500	1,580,713
Series 2015 A, GO Bonds	5.38%	01/01/2029	5,000	5,214,913
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,500	2,697,074
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,257,941
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,263,891
Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	9,000	9,566,722
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(e)	7.00%	01/15/2029	929	929,177
Chicago (City of), IL (O’Hare International Airport);
Series 2015 A, Ref. RB(a)	5.00%	01/01/2029	6,000	6,305,641
Series 2015 B, Ref. RB	5.00%	01/01/2031	3,000	3,166,832
Series 2017 D, RB(a)	5.00%	01/01/2031	1,000	1,064,173
Series 2017 D, RB(a)	5.00%	01/01/2032	1,000	1,060,149
Series 2017 D, RB(a)	5.00%	01/01/2033	2,000	2,117,426
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	$ 2,000	$ 2,101,850
Series 2017, RB	5.75%	04/01/2035	1,000	1,068,654
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2027	1,500	1,671,202
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2030	1,000	1,113,064
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	1,250	1,387,896
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,048,297
Series 2021 A, GO Bonds	5.00%	12/01/2035	20	21,274
Series 2021 A, GO Bonds	5.00%	12/01/2037	5,000	5,308,699
Series 2021 B, Ref. GO Bonds	5.00%	12/01/2036	1,300	1,381,144
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2015 C, GO Bonds(j)	5.00%	12/01/2027	7,000	7,515,396
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(a)	5.50%	01/01/2027	1,000	1,017,891
Series 2013 B, Ref. RB	5.00%	01/01/2025	1,000	1,015,326
Series 2014 A, Ref. RB(a)	5.00%	01/01/2023	3,000	3,050,767
Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2035	2,000	2,271,144
Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds	5.25%	12/01/2026	500	514,506
Illinois (State of);
Series 2012 A, GO Bonds(c)(g)	5.00%	06/18/2022	1,795	1,798,088
Series 2012, Ref. GO Bonds (INS - AGM)(b)	5.00%	08/01/2022	1,250	1,257,414
Series 2013, GO Bonds	5.00%	07/01/2022	2,000	2,005,770
Series 2013, GO Bonds	5.50%	07/01/2027	2,295	2,355,111
Series 2013, GO Bonds	5.50%	07/01/2038	2,500	2,558,388
Series 2016, GO Bonds	5.00%	11/01/2025	2,135	2,289,237
Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,096,411
Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,150,445
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	9,190,851
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,537,066
Series 2020 B, GO Bonds	4.00%	10/01/2035	3,000	2,917,765
Series 2020, GO Bonds	5.50%	05/01/2024	1,000	1,056,390
Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,398,791
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,326,868
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	2,000	2,169,644
Illinois (State of) Finance Authority (Benedictine University); Series 2021, Ref. RB	5.00%	10/01/2030	1,300	1,387,620
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB(c)(g)	5.00%	09/01/2024	1,000	1,066,576
Series 2014 A, RB(c)(g)	5.00%	09/01/2024	1,250	1,333,220
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	710	709,906
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,043	861,024
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(c)(g)	6.25%	08/15/2023	1,505	1,578,318
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	5.00%	02/01/2024	190	192,608
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	4,681,226
Illinois (State of) Finance Authority (University of Chicago);
Series 2021 A, Ref. RB	5.00%	10/01/2036	1,600	1,927,896
Series 2021 A, Ref. RB	5.00%	10/01/2037	1,350	1,622,913
Illinois (State of) Finance Authority (University of Illinois Health Services);
Series 2020, RB	5.00%	10/01/2030	750	844,595
Series 2020, RB	5.00%	10/01/2031	750	836,054
Series 2020, RB	5.00%	10/01/2032	750	828,398
Series 2020, RB	5.00%	10/01/2033	750	826,600
Series 2020, RB	5.00%	10/01/2034	750	825,066
Series 2020, RB	5.00%	10/01/2035	750	823,985
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 1998 A, Ref. RB (INS - NATL)(b)	5.50%	06/15/2029	2,000	2,194,464
Series 2002 A, Ref. RB (INS - NATL)(b)	5.70%	06/15/2023	1,295	1,338,574
Series 2002, RB (INS - AGM)(b)(h)	0.00%	12/15/2029	2,550	1,977,947
Series 2002, RB (INS - NATL)(b)(h)	0.00%	12/15/2032	13,490	8,946,495
Series 2012 B, Ref. RB	5.00%	12/15/2022	5,010	5,085,347
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Sports Facilities Authority (The);
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2028	$ 2,100	$ 2,378,826
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	1,000	1,148,145
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2030	1,200	1,368,136
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB	5.00%	01/01/2024	12,500	13,106,234
Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGM)(b)	4.00%	12/01/2036	745	776,242
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	421	422,856
Markham (City of), IL (Library Purposes); Series 2005 B, GO Bonds (INS - AGC)(b)	5.25%	01/01/2023	10	10,025
Railsplitter Tobacco Settlement Authority;
Series 2017, RB	5.00%	06/01/2027	4,000	4,316,138
Series 2017, RB	5.00%	06/01/2028	2,000	2,148,421
Regional Transportation Authority;
Series 2002 A, RB (INS - AGM)(b)	6.00%	07/01/2027	2,700	3,176,168
Series 2018 B, RB(j)	5.00%	06/01/2031	3,800	4,350,096
Series 2018 B, RB(j)	5.00%	06/01/2032	3,995	4,565,069
Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2029	1,000	1,105,025
Series 2017 A, Ref. RB	5.00%	01/01/2030	1,000	1,101,375
Series 2018 A, Ref. RB	5.00%	01/01/2031	3,000	3,294,502
Springfield (City of), IL;
Series 2015, Ref. RB	5.00%	03/01/2032	2,000	2,136,139
Series 2015, Ref. RB	5.00%	03/01/2033	3,500	3,737,281
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(c)(g)	5.00%	02/01/2028	205	233,475
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	02/01/2031	895	1,018,720
				213,186,831
Indiana–0.50%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.00%	02/01/2039	570	514,898
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	215	216,033
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	1,000	1,006,111
Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(e)	4.75%	11/01/2030	575	531,249
Series 2020 A, RB(e)	5.25%	11/01/2040	4,560	4,037,733
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2027	1,800	1,997,676
Series 2016, RB	5.00%	07/01/2028	1,250	1,385,726
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	685	627,429
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(a)	5.88%	01/01/2024	325	333,572
				10,650,427
Iowa–0.56%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)	4.00%	12/01/2032	5,350	5,588,092
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2021 A, Ref. RB	4.00%	05/15/2046	3,500	2,953,843
Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, RB	4.00%	08/15/2023	1,200	1,206,278
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	120,805
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2027	400	437,524
Series 2021 A-2, Ref. RB	5.00%	06/01/2028	700	773,170
Series 2021 A-2, Ref. RB	5.00%	06/01/2029	700	775,919
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,000
				11,925,631
Kansas–0.62%
Derby (City of), KS (Derby Star Bond); Series 2020, RB	3.90%	03/01/2037	1,300	1,261,560
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(c)(g)	5.00%	07/01/2023	1,140	1,181,026
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,255,329
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,376,519
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Manhattan (City of), KS (Meadowlark Hills);
Series 2021 A, Ref. RB	4.00%	06/01/2036	$ 1,000	$ 939,562
Series 2021 A, Ref. RB	4.00%	06/01/2046	1,150	1,007,826
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.25%	12/01/2036	1,500	712,500
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,138,067
Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,302,520
Series 2019, Ref. RB	5.00%	05/15/2034	2,950	2,936,806
				13,111,715
Kentucky–1.75%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	370	414,452
Series 2019, Ref. RB	5.00%	02/01/2031	460	510,043
Series 2019, Ref. RB	5.00%	02/01/2032	450	494,462
Fayette County School District Finance Corp.; Series 2015 D, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2031	1,000	1,081,587
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	2.08%	02/01/2025	1,430	1,439,064
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	1,957,492
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,588,354
Series 2015 A, RB	5.00%	07/01/2030	3,000	3,163,667
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,530,952
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	3,067,992
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2026	1,000	1,073,756
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2027	1,620	1,739,485
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2028	1,260	1,352,933
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016, Ref. RB (INS - NATL)(b)	5.00%	09/01/2031	5,000	5,461,835
Series 2019 A, Ref. RB	5.00%	09/01/2031	1,500	1,664,902
Series 2019 A, Ref. RB	5.00%	09/01/2032	1,600	1,772,646
Series 2019 A, Ref. RB	5.00%	09/01/2033	1,000	1,106,003
Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, RB	5.00%	08/01/2029	1,000	1,080,633
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	112,550
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	112,341
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	112,153
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	112,440
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB(c)	4.00%	01/01/2025	2,000	2,048,789
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,450	2,599,298
Series 2020 A, RB	4.00%	10/01/2040	1,500	1,512,227
				37,110,056
Louisiana–1.52%
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(c)(g)	5.00%	06/01/2025	1,405	1,522,734
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/03/2028	250	235,000
Series 2017, Ref. RB	5.00%	07/02/2029	400	376,000
Series 2017, Ref. RB	5.00%	07/01/2030	500	470,000
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2016, Ref. RB	5.00%	05/15/2034	2,545	2,680,891
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
New Orleans (City of), LA;
Series 2014, Ref. RB(c)(g)	5.00%	06/01/2024	$ 500	$ 530,462
Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,336,033
Series 2015, RB(c)(g)	5.00%	06/01/2025	500	541,898
Series 2015, RB(c)(g)	5.00%	06/01/2025	300	325,139
Series 2015, RB(c)(g)	5.00%	06/01/2025	1,050	1,137,986
Series 2015, RB(c)(g)	5.00%	06/01/2025	1,000	1,083,797
Series 2015, RB(c)(g)	5.00%	06/01/2025	500	541,898
Series 2015, RB(c)(g)	5.00%	12/01/2025	500	548,135
Series 2015, RB(c)(g)	5.00%	12/01/2025	1,750	1,918,471
Series 2015, RB(c)(g)	5.00%	12/01/2025	1,000	1,096,269
Series 2015, RB(c)(g)	5.00%	12/01/2025	1,200	1,315,523
Series 2015, RB(c)(g)	5.00%	12/01/2025	1,165	1,277,154
New Orleans (City of), LA Aviation Board;
Series 2015 B, RB(a)	5.00%	01/01/2027	1,750	1,840,034
Series 2015 B, RB(a)	5.00%	01/01/2029	1,805	1,889,614
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2034	100	110,974
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2036	220	242,324
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2037	145	159,165
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2038	100	109,320
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030	350	395,709
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	200	223,884
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	135	150,448
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	100	110,974
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2008, RB(c)(e)	6.10%	06/01/2030	2,700	3,088,783
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(c)	2.10%	07/01/2024	1,000	975,847
Series 2017, Ref. RB(c)	2.13%	07/01/2024	2,000	1,952,692
Series 2017, Ref. RB(c)	2.38%	07/01/2026	2,000	1,907,762
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	785	803,334
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,287,903
				32,186,157
Maryland–0.62%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2033	1,105	1,111,065
Baltimore (City of), MD (Water); Series 2017 A, RB	5.00%	07/01/2033	2,500	2,733,333
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2033	2,000	2,071,748
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(e)	4.13%	02/15/2034	1,000	975,895
Maryland (State of) Department of Transportation; Series 2012, RB	2.25%	10/01/2025	100	100,027
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University);
Series 2021, Ref. RB	5.00%	06/01/2028	250	272,452
Series 2021, Ref. RB	5.00%	06/01/2030	350	384,544
Series 2021, Ref. RB	5.00%	06/01/2032	400	438,886
Series 2021, Ref. RB	4.00%	06/01/2034	350	348,305
Series 2021, Ref. RB	4.00%	06/01/2036	450	445,792
Maryland Economic Development Corp.;
Series 2020, RB	3.25%	09/01/2030	1,000	926,379
Series 2020, RB	4.00%	09/01/2040	2,500	2,292,203
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(a)(e)	4.00%	07/01/2024	1,125	1,127,138
				13,227,767
Massachusetts–1.26%
Massachusetts (Commonwealth of); Series 2005, Ref. RB (INS - NATL)(b)	5.50%	01/01/2034	3,000	3,672,967
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2006 A, RB	5.25%	07/01/2031	1,330	1,619,755
Massachusetts (Commonwealth of) Department of Transportation; Series 2019 A, Ref. RB	5.00%	01/01/2033	3,000	3,394,554
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2018 A, Ref. RB	5.00%	01/01/2029	495	574,704
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2031	$ 1,530	$ 1,682,001
Series 2019 A, Ref. RB	5.00%	07/01/2032	2,115	2,316,706
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2017 A, Ref. RB	5.00%	01/01/2026	1,600	1,703,712
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2037	1,500	1,584,952
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,068,130
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(b)	5.25%	08/01/2025	300	329,449
Massachusetts (State of) Development Finance Agency;
Series 2021 G, Ref. RB	5.00%	07/01/2038	300	330,498
Series 2021 G, Ref. RB	5.00%	07/01/2039	350	384,296
Series 2021 G, Ref. RB	4.00%	07/01/2046	1,000	975,668
Massachusetts (State of) Development Finance Agency (Ascentria Care Alliance); Series 2021, Ref. RB(e)	5.00%	07/01/2031	2,440	2,461,173
Massachusetts (State of) Development Finance Agency (Seven Hills Foundation);
Series 2021, Ref. RB	4.00%	09/01/2041	1,300	1,281,042
Series 2021, Ref. RB	4.00%	09/01/2048	1,380	1,313,079
Massachusetts (State of) Development Finance Agency (SpringField College); Series 2021 B, Ref. RB	4.00%	06/01/2035	2,000	1,990,278
				26,682,964
Michigan–3.02%
Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	165	164,873
Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	700	736,604
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	2,000	2,103,748
East Lansing School District; Series 2017 I, GO Bonds	5.00%	05/01/2033	2,000	2,233,907
Great Lakes Water Authority; Series 2018 B, Ref. RB	5.00%	07/01/2029	3,000	3,450,541
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2032	870	880,161
Series 2019, Ref. RB	5.00%	05/15/2042	2,010	1,982,488
Series 2020, RB	2.88%	05/15/2026	1,520	1,467,203
Kentwood Economic Development Corp. (Holland Home Obligated Group);
Series 2019, Ref. RB	5.00%	11/15/2032	2,100	2,186,048
Series 2022, Ref. RB	4.00%	11/15/2031	1,000	969,319
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB(c)(g)	5.00%	10/15/2025	615	673,352
Series 2015 I, Ref. RB	5.00%	04/15/2031	4,385	4,709,421
Michigan (State of) Finance Authority;
Series 2015, Ref. RB	5.00%	11/15/2032	245	255,616
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	810	848,240
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2026	1,000	1,053,543
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2027	1,000	1,052,291
Series 2014 D-2, Ref. RB (INS - AGM)(b)	5.00%	07/01/2026	9,000	9,512,009
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	5,000	5,237,551
Series 2015 D-1, Ref. RB	5.00%	07/01/2029	750	799,608
Series 2015, RB	5.00%	07/01/2035	2,900	3,059,290
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,166,718
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,590	5,665,563
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 A, Ref. RB	5.00%	12/01/2034	2,000	2,159,066
Michigan (State of) Finance Authority (Wayne (County of) Criminal Justice Center); Series 2018, RB	5.00%	11/01/2029	1,500	1,732,351
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(e)	5.00%	07/01/2031	1,530	1,286,611
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(c)	4.00%	10/01/2026	1,230	1,259,938
Michigan (State of) Strategic Fund (Holland Home Obligated Group); Series 2019, Ref. RB	5.00%	11/15/2034	1,810	1,874,840
Romulus (City of), MI Tax Increment Finance Authority; Series 2016, Ref. RB (INS - BAM)(b)	5.00%	11/01/2026	1,805	1,976,034
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(a)	5.00%	12/01/2028	2,500	2,531,571
				64,028,505
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–0.39%
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB (Acquired 08/06/2015; Cost $390,386)(f)	5.75%	08/01/2030	$ 390	$ 317,841
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	320	320,390
Series 2018 A, Ref. RB	5.00%	11/01/2033	205	209,730
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	536,145
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,705,515
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,814,241
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,250,000)(c)(e)(f)(i)	6.00%	07/01/2027	1,250	1,187,500
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	140	140,965
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	4.00%	12/01/2022	490	489,450
Series 2014, RB	4.00%	12/01/2023	300	298,751
Series 2014, RB	4.00%	12/01/2024	175	173,484
Series 2014, RB	5.00%	12/01/2029	1,000	1,004,419
				8,198,431
Mississippi–0.36%
Mississippi (State of); Series 2015 E, RB	5.00%	10/15/2031	1,500	1,600,016
Mississippi (State of) Hospital Equipment & Facilities Authority;
Series 2020, Ref. RB	5.00%	10/01/2033	650	713,805
Series 2020, Ref. RB	5.00%	10/01/2034	725	792,387
Series 2020, Ref. RB	5.00%	10/01/2035	600	652,977
Series 2020, Ref. RB	5.00%	10/01/2036	650	706,621
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,115,769
Series 2019 B, Ref. RB	5.00%	01/01/2030	1,000	1,122,980
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,390	1,012,306
				7,716,861
Missouri–1.06%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	45	42,750
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,178,364
Series 2017, Ref. RB	5.00%	03/01/2029	100	107,517
Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	2,075,392
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,007,365
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(a)	5.00%	03/01/2035	1,000	1,088,989
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	15	14,843
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. RB	5.25%	05/15/2032	2,685	2,721,102
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,039,938
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,354,857
Series 2019 A, RB	5.00%	02/01/2029	1,100	1,169,415
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. RB	5.00%	01/01/2029	2,000	2,085,195
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State);
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,500	1,617,528
Series 2015 A, Ref. RB	5.00%	12/01/2027	640	688,988
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	4.00%	10/01/2028	305	289,241
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	4.50%	09/01/2023	340	340,589
Series 2012, RB	5.00%	09/01/2032	1,490	1,489,917
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/15/2030	$ 1,000	$ 1,056,119
				22,368,109
Nebraska–0.91%
Central Plains Energy Project (No. 3);
Series 2012, RB(k)	5.00%	09/01/2032	5,000	5,039,950
Series 2012, RB(k)	5.25%	09/01/2037	5,000	5,043,013
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	3,635	3,743,568
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,510,015
				19,336,546
Nevada–0.31%
Carson (City of), NV (Carson-Tahoe Regional Medical Center); Series 2012, Ref. RB(c)(g)	5.00%	09/01/2022	1,000	1,009,046
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	130	136,223
Series 2015, RB	5.00%	08/01/2029	1,215	1,259,324
Series 2015, RB	5.00%	08/01/2031	1,340	1,381,830
Series 2015, RB	5.00%	08/01/2032	325	334,748
Las Vegas (City of), NV Special Improvement District No. 607; Series 2013, Ref. RB	5.00%	06/01/2024	25	25,997
Las Vegas (City of), NV Special Improvement District No. 815;
Series 2020, RB	3.25%	12/01/2025	235	235,556
Series 2020, RB	4.00%	12/01/2030	240	240,731
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.75%	06/15/2028	2,000	1,836,204
				6,459,659
New Hampshire–0.27%
New Hampshire (State of) Business Finance Authority;
Series 2020 1-A, RB	4.13%	01/20/2034	2,418	2,545,509
Series 2022 A, Ref. RB(a)	4.00%	12/01/2028	2,300	2,359,689
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(e)	3.75%	07/02/2040	605	535,483
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(c)(e)	3.63%	07/02/2040	370	326,439
				5,767,120
New Jersey–6.62%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	250	276,975
Burlington (County of), NJ Bridge Commission; Series 2002, RB	4.50%	10/15/2022	15	15,039
Casino Reinvestment Development Authority, Inc.; Series 2014, Ref. RB (INS - AGM)(b)	5.00%	11/01/2027	1,000	1,056,037
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(b)	5.75%	11/01/2028	2,000	2,293,986
Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(a)(g)	5.00%	12/01/2024	2,020	2,105,467
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2031	3,000	3,238,875
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(j)(l)	5.50%	09/01/2022	7,500	7,575,732
Series 2012, Ref. RB(c)(g)	5.00%	06/15/2022	3,125	3,129,367
Series 2012, Ref. RB(c)(g)	5.00%	06/15/2022	3,050	3,054,262
Series 2012, Ref. RB(g)	5.00%	06/15/2022	1,000	1,001,398
Series 2013 NN, Ref. RB	5.00%	03/01/2026	305	310,460
Series 2014 A, RB(e)	6.20%	10/01/2044	200	205,069
Series 2015 XX, Ref. RB	5.00%	06/15/2025	2,000	2,130,956
Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	07/01/2028	5,035	5,547,177
Series 2017 DDD, RB(c)(g)	5.00%	06/15/2027	3,670	4,153,193
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2019, Ref. RB(a)(c)	2.20%	12/03/2029	2,500	2,332,750
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(a)	5.13%	09/15/2023	3,435	3,479,032
Series 2012, RB(a)	5.75%	09/15/2027	3,225	3,238,481
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	107	119,085
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022	$ 300	$ 300,558
Series 2012 C, RB	5.00%	07/01/2032	475	475,657
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(a)	5.00%	10/01/2047	1,000	1,048,504
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	250	251,733
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021, RB	4.00%	06/15/2040	1,000	1,004,854
Series 2021, RB	4.00%	06/15/2041	1,000	1,003,389
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.50%	01/01/2026	1,390	1,442,654
Series 2013, RB(a)	5.50%	01/01/2027	2,130	2,208,816
Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,027,130
New Jersey (State of) Educational Facilities Authority (Higher Education Facilities Trust Fund); Series 2014, RB	5.00%	06/15/2026	1,000	1,043,247
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2032	395	403,327
Series 2017 F, RB	5.00%	07/01/2033	415	423,371
Series 2017 F, RB	5.00%	07/01/2035	1,000	1,018,355
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/2025	1,500	1,504,391
Series 2011, Ref. RB	5.00%	07/01/2027	2,000	2,005,755
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,081,959
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,300,871
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	5.00%	07/01/2030	1,250	1,391,944
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2013 1B, RB(a)	4.75%	12/01/2043	5,000	5,028,005
Series 2018 B, Ref. RB(a)	5.00%	12/01/2025	2,250	2,424,022
Series 2021 B, RB(a)	2.50%	12/01/2040	2,000	1,848,502
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(h)	0.00%	12/15/2028	255	209,200
Series 2009 C, RB	5.25%	06/15/2032	250	260,726
Series 2010 D, RB	5.25%	12/15/2023	1,500	1,568,569
Series 2013 AA, RB	5.25%	06/15/2030	710	728,842
Series 2013 AA, RB (INS - BAM)(b)	5.25%	06/15/2033	2,000	2,043,743
Series 2015 AA, RB	5.00%	06/15/2023	2,000	2,063,473
Series 2018 A, Ref. RB	5.00%	12/15/2028	5,000	5,501,018
Series 2018 A, Ref. RB	5.00%	12/15/2032	5,000	5,439,862
Series 2018 A, Ref. RN	5.00%	06/15/2023	2,500	2,579,864
Series 2018 A, RN(j)(l)	5.00%	06/15/2029	4,500	4,858,177
Series 2018 A, RN(j)(l)	5.00%	06/15/2030	2,000	2,149,185
Series 2019, Ref. RB	5.00%	12/15/2024	2,500	2,646,779
Series 2020 AA, RB	4.00%	06/15/2035	2,000	2,031,486
Series 2020 AA, RB	4.00%	06/15/2036	2,500	2,532,632
Series 2021 A, Ref. RB	4.00%	06/15/2034	1,485	1,514,614
Series 2021 A, Ref. RB	4.00%	06/15/2035	2,600	2,642,950
Series 2021 A, Ref. RB	4.00%	06/15/2036	5,395	5,468,884
Series 2022 BB, RB	4.00%	06/15/2037	2,500	2,532,092
New Jersey (State of) Turnpike Authority; Series 2021 A, RB	4.00%	01/01/2042	3,000	3,094,877
North Hudson Sewerage Authority; Series 2012 A, RB(c)(g)	5.00%	06/01/2022	90	90,000
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(a)(g)	5.00%	12/01/2023	2,765	2,832,186
South Jersey Transportation Authority; Series 2014 A, Ref. RB	5.00%	11/01/2028	500	519,747
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	$ 2,500	$ 2,722,400
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	5,421,748
Series 2018 A, Ref. RB	5.00%	06/01/2031	4,650	5,025,119
Series 2018 A, Ref. RB	5.00%	06/01/2032	335	360,845
Series 2018 B, Ref. RB	3.20%	06/01/2027	10	10,004
				140,349,407
New Mexico–0.07%
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB(g)	4.00%	07/01/2022	350	350,796
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	725	725,824
Series 2019 A, RB	5.00%	05/15/2039	500	492,685
				1,569,305
New York–10.85%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB(e)	5.00%	10/01/2038	500	508,099
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(e)	5.25%	12/31/2033	1,500	1,460,610
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(e)	4.50%	01/01/2025	620	634,408
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(e)	2.50%	06/15/2031	375	329,287
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,219,215
Series 2018, RB	5.00%	09/01/2029	1,000	1,143,733
Metropolitan Transportation Authority;
Series 2015 A-2, RB(c)	5.00%	05/15/2030	3,000	3,337,194
Subseries 2015 C-1, Ref. RB	5.00%	11/15/2031	1,875	1,979,382
Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,500	2,661,101
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-2, Ref. RB	5.00%	11/15/2024	1,360	1,438,537
Series 2017 C-2, Ref. RB(h)	0.00%	11/15/2029	1,000	785,038
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,765	1,657,896
Monroe County Industrial Development Corp. (University of Rochester); Series 2017 D, Ref. RB	4.00%	07/01/2036	1,000	1,015,608
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	500	501,074
New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2035	350	365,164
New York & New Jersey (States of) Port Authority;
Series 2014, RB(a)	4.00%	09/01/2034	10,000	10,075,179
Series 2019 218, RB(a)	5.00%	11/01/2030	3,000	3,340,650
Series 2019, RB(a)	5.00%	11/01/2033	1,525	1,672,819
Series 2021, Ref. RB(a)	4.00%	07/15/2041	1,850	1,863,848
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	10/15/2035	3,000	3,182,102
Two Hundred Seventh Series 2018, Ref. RB(a)(j)(l)	5.00%	09/15/2028	9,000	9,951,667
New York (City of), NY;
Series 2015 C, Ref. GO Bonds	5.00%	08/01/2029	1,000	1,068,731
Series 2016 E, Ref. GO Bonds	5.00%	08/01/2027	5,000	5,502,053
Series 2019 B-1, GO Bonds	5.00%	10/01/2033	2,000	2,279,588
Series 2020 C, GO Bonds	4.00%	08/01/2037	4,000	4,170,325
New York (City of), NY Transitional Finance Authority;
Series 2014 B-1, RB	5.00%	08/01/2039	6,000	6,279,368
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	5,000	5,598,459
Series 2019 B-1, RB	4.00%	11/01/2038	2,800	2,925,494
Series 2019 C-1, RB	4.00%	11/01/2036	5,000	5,231,529
Series 2021 B-1, RB	4.00%	08/01/2039	11,755	12,326,534
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	02/15/2032	$ 2,055	$ 2,199,628
Series 2019 A, RB	5.00%	10/01/2033	2,115	2,363,717
Series 2019 A, Ref. RB	5.00%	03/15/2037	3,000	3,366,217
Series 2020 A, Ref. RB	4.00%	03/15/2035	5,000	5,263,845
Series 2020 B, RB (INS - BAM)(b)	4.00%	08/15/2040	2,000	2,049,567
Series 2020 D, Ref. RB	4.00%	02/15/2036	7,870	8,245,254
Series 2021 A, Ref. RB	4.00%	03/15/2041	8,185	8,484,875
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2028	1,755	1,912,266
Series 2018 A, Ref. RB	5.00%	08/01/2030	2,420	2,597,464
Series 2018 A, Ref. RB	5.00%	08/01/2031	845	904,044
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(e)	5.00%	12/01/2024	300	317,866
Series 2017, Ref. RB(e)	5.00%	12/01/2033	2,000	2,129,261
Series 2017, Ref. RB(e)	5.00%	12/01/2034	1,000	1,063,438
New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(m)	5.00%	11/01/2026	35	35,827
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2030	500	561,610
Series 2018 L, Ref. RB	5.00%	01/01/2031	1,000	1,118,836
Series 2019 B, RB	4.00%	01/01/2037	1,490	1,538,409
New York City Housing Development Corp. (Sustainable Development); Series 2022 A, RB	2.70%	08/01/2037	2,150	1,914,201
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2042	4,520	4,520,414
New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2027	280	300,137
Series 2016 B, Ref. RB	5.00%	06/01/2030	270	287,163
Series 2016 B, Ref. RB	5.00%	06/01/2031	250	265,444
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	2,660	3,143,899
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGM)(b)	2.75%	11/15/2041	9,000	7,589,225
New York Transportation Development Corp.;
Series 2020 A, Ref. RB(a)	5.00%	12/01/2030	1,000	1,082,117
Series 2020 A, Ref. RB(a)	5.00%	12/01/2032	1,250	1,345,377
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(a)	5.25%	08/01/2031	1,755	1,866,379
Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,087,332
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	10,000	10,000,703
Series 2016, Ref. RB(a)	5.00%	08/01/2031	17,000	17,001,195
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2026	10,000	10,397,298
Series 2020, RB(a)	4.00%	10/01/2030	3,000	2,991,197
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2034	1,540	1,596,783
Series 2018, RB(a)	5.00%	01/01/2036	960	993,168
New York Transportation Development Corp. (Laguardia Airport Terminal B Redevelopment); Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2041	1,000	1,003,121
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2027	1,985	2,161,846
Series 2020, Ref. RB	5.00%	12/01/2029	1,000	1,104,634
Series 2020, Ref. RB	5.00%	12/01/2030	1,000	1,108,085
Series 2020, Ref. RB	5.00%	12/01/2032	1,600	1,751,103
Series 2022, RB(a)	5.00%	12/01/2026	1,000	1,065,365
Series 2022, RB(a)	5.00%	12/01/2027	2,500	2,677,177
Series 2022, RB(a)	5.00%	12/01/2031	3,000	3,259,444
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(b)	5.00%	12/01/2031	1,000	1,136,152
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	$ 500	$ 497,946
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	1,355	1,367,190
Triborough Bridge & Tunnel Authority; Series 2013 A, Ref. RB	5.00%	11/15/2026	75	77,132
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,139,195
Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,601,671
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,064,950
				230,053,859
North Carolina–1.50%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB	5.00%	07/01/2034	750	824,148
Series 2017 A, RB	5.00%	07/01/2035	1,000	1,097,874
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,475,294
New Hanover (County of), NC (New Hanover Regional Medical Center);
Series 2017, Ref. RB(c)(g)	5.00%	10/01/2027	1,000	1,133,628
Series 2017, Ref. RB(g)	5.00%	10/01/2027	1,100	1,246,991
North (State of) Carolina Medical Care Commission (Lutheran Services for the Aging);
Series 2021, RB	4.00%	03/01/2029	275	263,502
Series 2021, RB	4.00%	03/01/2030	285	269,316
Series 2021, RB	4.00%	03/01/2031	290	270,614
Series 2021, RB	4.00%	03/01/2036	900	792,360
Series 2021, RB	4.00%	03/01/2041	1,050	884,551
North Carolina (State of); Series 2019, RB	5.00%	03/01/2032	3,000	3,418,892
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2026	1,700	1,782,222
Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,270,906
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,394,208
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,458,674
North Carolina (State of) Medical Care Commission; Series 2020 A, RB	5.00%	07/01/2032	1,500	1,682,422
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2041	2,255	2,236,936
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2020, RB	2.50%	10/01/2024	740	725,181
Series 2020, RB	2.88%	10/01/2026	650	628,704
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2028	5,000	5,406,182
North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB (INS - AGM)(b)	5.00%	01/01/2031	1,250	1,371,830
Raleigh & Durham (Cities of), NC Airport Authority; Series 2020 A, Ref. RB(a)	5.00%	05/01/2033	2,000	2,233,838
				31,868,273
North Dakota–0.15%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	475	477,316
Series 2016, RB	5.10%	04/15/2036	2,815	2,773,590
				3,250,906
Ohio–2.84%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	4.00%	02/15/2035	3,000	3,071,908
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2037	8,310	8,388,785
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,217,468
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	5.75%	01/01/2024	350	353,631
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2027	1,000	1,055,322
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation); Series 2018, Ref. RB	5.00%	12/01/2033	2,460	2,589,463
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	4,295	4,395,844
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.00%	02/15/2032	3,980	4,233,267
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2031	1,750	1,872,324
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(c)(g)	8.00%	07/01/2022	3,225	3,242,020
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Hamilton (County of), OH; Series 2016 A, Ref. RB	5.00%	12/01/2027	$ 3,410	$ 3,886,910
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.25%	06/01/2023	1,500	1,500,000
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	750	752,311
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2037	2,000	2,181,762
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2034	1,500	1,665,081
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,246,708
Ohio (State of);
Series 2020 A, Ref. RB	5.00%	01/15/2033	600	661,874
Series 2020 A, Ref. RB	5.00%	01/15/2034	1,000	1,097,426
Series 2020 A, Ref. RB	5.00%	01/15/2035	900	983,027
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(a)	5.00%	12/31/2025	1,300	1,395,863
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)(c)	2.60%	10/01/2029	9,000	8,377,158
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(a)(e)	3.75%	01/15/2028	5,400	5,569,444
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2029	350	364,754
				60,102,350
Oklahoma–0.58%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	2,892,390
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	1,018,753
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(i)	4.75%	11/01/2023	852	2,129
Tulsa (City of), OK Municipal Airport Trust; Series 2001 B, Ref. RB(a)	5.50%	12/01/2035	3,250	3,300,980
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(c)	5.00%	06/01/2025	5,000	5,131,587
				12,345,839
Oregon–0.62%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020, Ref. RB	3.25%	11/15/2025	2,000	1,969,778
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	260,739
Medford (City of), OR Hospital Facilities Authority (Asante); Series 2020 A, Ref. RB	4.00%	08/15/2039	1,100	1,110,830
Multnomah (County of), OR (Hospital Facilities Authority Terwilliger Plaza, Inc.);
Series 2016, Ref. RB	5.00%	12/01/2025	295	306,883
Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,351,164
Portland (Port of), OR; Series 2017 24-B, RB(a)	5.00%	07/01/2035	3,255	3,473,670
Salem-Keizer School District No. 24J; Series 2020 A, GO Bonds (CEP - Oregon School Bond Guaranty)(h)	0.00%	06/15/2040	4,415	2,307,286
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 B-1, RB	2.50%	11/15/2028	2,000	1,861,143
Series 2021 B-2, RB	2.13%	11/15/2027	500	468,748
				13,110,241
Pennsylvania–6.77%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,165,336
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center); Series 2017 D, RB (SIFMA Municipal Swap Index + 0.58%)(d)	1.26%	11/15/2026	1,750	1,726,208
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	2,000	2,047,688
Allentown (City of), PA Neighborhood Improvement Zone Development Authority;
Series 2022, Ref. RB	5.00%	05/01/2032	800	894,372
Series 2022, Ref. RB	5.00%	05/01/2033	1,000	1,112,458
Series 2022, Ref. RB	5.00%	05/01/2034	500	555,323
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(e)	5.00%	05/01/2033	3,795	4,050,184
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2015 A, Ref. RB	5.00%	12/01/2030	1,000	1,004,771
Series 2015 A, Ref. RB	5.25%	12/01/2045	1,400	1,379,557
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2025	$ 385	$ 395,969
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	344,343
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	369,788
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(h)	0.00%	10/01/2036	1,300	733,487
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	5,500	6,112,296
Series 2018, RB	5.00%	06/01/2031	2,000	2,211,775
Series 2018, RB	5.00%	06/01/2033	2,000	2,202,953
Delaware River Joint Toll Bridge Commission; Series 2019 B, Ref. RB	5.00%	07/01/2031	370	423,807
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2015, RB(g)	5.00%	07/01/2025	230	240,467
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	1,027,897
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,020,588
Series 2018, Ref. RB	5.00%	12/01/2033	750	757,453
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2029	1,500	1,585,601
Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	1,133,734
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	3,250	3,517,116
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2029	500	538,407
Monroeville Finance Authority; Series 2022 B, Ref. RB	5.00%	02/15/2028	1,000	1,111,688
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2030	3,500	3,853,200
Series 2019, Ref. RB	5.00%	09/01/2031	545	604,152
Montgomery (County of), PA Industrial Development Authority (Germantown Academy); Series 2021, Ref. RB	4.00%	10/01/2036	1,000	982,295
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	2,850	2,851,138
Pennsylvania (Commonwealth of);
First Series 2015 1, GO Bonds	5.00%	03/15/2031	1,500	1,592,059
First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	5,400	5,919,024
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	337,182
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	421,139
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	476,998
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB(a)	5.00%	12/31/2027	5,965	6,318,819
Series 2015, RB(a)	5.00%	12/31/2034	2,630	2,742,734
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living); Series 2021, Ref. RB	4.00%	07/01/2033	1,750	1,801,092
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2037	1,375	1,403,227
Series 2021 A, Ref. RB	4.00%	10/15/2039	1,325	1,350,062
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2030	3,000	3,317,213
Pennsylvania (Commonwealth of) Turnpike Commission;
Second Series 2017, Ref. RB	5.00%	12/01/2031	4,075	4,443,880
Series 2015 A-1, Ref. RB	5.00%	12/01/2028	1,055	1,135,163
Series 2015 A-1, Ref. RB	5.25%	12/01/2034	250	267,073
Series 2016 A-1, RB	5.00%	12/01/2041	1,000	1,050,613
Series 2017 3, Ref. RB	5.00%	12/01/2034	3,000	3,317,768
Series 2019 A, RB	5.00%	12/01/2031	1,860	2,097,250
Series 2019 A, RB	5.00%	12/01/2034	1,400	1,596,677
Series 2021 A, RB	3.00%	12/01/2042	6,500	5,836,112
Series 2021 B, RB	4.00%	12/01/2036	1,000	1,021,576
Series 2021 B, RB	4.00%	12/01/2037	1,500	1,525,188
Series 2021 B, RB	4.00%	12/01/2038	1,000	1,010,815
Philadelphia (City of), PA;
Series 2019 B, GO Bonds	5.00%	02/01/2033	1,200	1,363,556
Series 2020 A, Ref. RB	4.00%	07/01/2040	5,000	5,131,776
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	$ 1,000	$ 1,110,799
Series 2017, RB	5.00%	12/01/2037	1,310	1,454,639
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 A, RB	5.00%	04/01/2036	1,500	1,533,442
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2017, Ref. RB	5.00%	05/01/2034	1,000	1,003,719
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments); Series 2017, RB	4.00%	12/01/2047	2,000	2,029,272
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	4,355	4,112,284
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,067,069
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,066,131
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB(c)(g)	5.63%	07/01/2022	3,100	3,111,213
Series 2017, Ref. RB	5.00%	07/01/2027	3,480	3,812,255
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,484,019
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,190,260
Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/01/2025	2,400	2,585,875
Series 2018 A, GO Bonds	5.00%	09/01/2025	745	804,779
Series 2018 A, GO Bonds	5.00%	09/01/2032	510	566,561
Series 2019 A, GO Bonds	5.00%	09/01/2027	1,500	1,677,772
Series 2019 A, GO Bonds	5.00%	09/01/2031	1,000	1,136,126
Series 2019 A, GO Bonds	4.00%	09/01/2037	4,800	4,980,973
Pittsburgh (City of), PA Water & Sewer Authority; Series 2017 C, Ref. RB (SIFMA Municipal Swap Index + 0.65%), (INS - AGM)(b)(c)(d)	1.33%	12/01/2023	1,600	1,601,546
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2035	30	32,918
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2036	25	27,353
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	110	122,459
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2033	90	100,042
State Public School Building Authority (School District of Philidelphia (The)); Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2031	120	132,420
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	225	230,771
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2030	500	514,340
Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2028	500	556,166
				143,476,250
Puerto Rico–3.35%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	130	133,343
Series 2002, RB	5.50%	05/15/2039	640	650,195
Series 2002, RB	5.63%	05/15/2043	700	712,771
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	672	618,243
Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	1,682	998,294
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	6,460	6,546,310
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	1,456	1,532,955
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,443	1,575,440
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,419	1,570,255
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	6,378	7,226,248
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,307	1,281,770
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,175	1,136,418
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,008	975,327
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,371	1,302,310
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	$ 1,426	$ 1,333,919
Subseries 2022, RN(n)	0.00%	11/01/2043	6,499	3,371,606
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(g)	5.00%	07/01/2033	2,000	2,005,821
Series 2021 B, RB(e)	5.00%	07/01/2033	4,365	4,660,211
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2008 WW, RB(i)	5.50%	07/01/2038	3,500	3,285,625
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB (INS - AGM)(b)	5.50%	07/01/2030	2,485	2,666,526
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Hospital Auxilio Mutuo);
Series 2021, Ref. RB	5.00%	07/01/2031	425	486,403
Series 2021, Ref. RB	5.00%	07/01/2032	450	511,429
Series 2021, Ref. RB	5.00%	07/01/2033	425	481,157
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	1,430	1,460,679
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2027	10,272	8,563,672
Series 2018 A-1, RB(h)	0.00%	07/01/2029	10,160	7,745,273
Series 2018 A-1, RB	4.50%	07/01/2034	3,468	3,549,624
Series 2018 A-1, RB(h)	0.00%	07/01/2046	15,000	4,564,072
				70,945,896
Rhode Island–0.86%
Providence (City of), RI Public Building Authority (Various Capital); Series 2011 A, RB (INS - AGM)(b)	5.88%	06/15/2026	410	411,545
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. RB	5.00%	09/15/2022	1,000	1,010,774
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,445,470
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	944,590
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,129,754
Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	12,964,201
Series 2015 B, Ref. RB	2.25%	06/01/2041	295	295,000
				18,201,334
South Carolina–0.32%
Piedmont Municipal Power Agency; Series 2015 A, RB	5.00%	01/01/2030	2,000	2,110,685
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2023	1,000	1,006,438
Series 2013, RB	5.00%	05/01/2028	1,250	1,254,152
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	200	211,450
South Carolina (State of) Public Service Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2032	1,000	1,129,436
Series 2020 A, Ref. RB	4.00%	12/01/2037	1,000	1,021,862
				6,734,023
South Dakota–0.03%
Educational Enhancement Funding Corp.; Series 2013 B, RB(c)(g)	5.00%	06/01/2023	550	568,200
Tennessee–1.17%
Chattanooga (City of) & Hamilton (County of), TN Hospital Authority (Erlanger Health System); Series 2014 A, Ref. RB	5.00%	10/01/2039	1,505	1,592,137
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2032	370	377,423
Series 2018 A, Ref. RB	5.00%	07/01/2034	3,000	3,056,653
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,500	2,687,702
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2012 A, Ref. RB	5.00%	01/01/2025	500	507,179
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	4.50%	06/01/2028	765	787,371
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. RB(g)	5.00%	07/01/2022	500	501,538
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2035	$ 1,115	$ 1,201,537
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2031	1,000	1,072,388
Series 2016 A, RB	5.00%	07/01/2035	2,000	2,135,612
New Memphis Arena Public Building Authority (City of Memphis);
Series 2021, RB(h)	0.00%	04/01/2036	1,200	675,740
Series 2021, RB(h)	0.00%	04/01/2037	1,375	735,041
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,281,812
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	650	666,390
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	750	678,214
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2023	1,360	1,383,373
Series 2006 C, RB	5.00%	02/01/2024	3,225	3,337,939
Series 2006 C, RB	5.00%	02/01/2027	150	161,469
Series 2018, RB(c)	4.00%	11/01/2025	2,000	2,060,374
				24,899,892
Texas–6.64%
Arlington Higher Education Finance Corp. (Harmony Public Schools); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	1,500	1,590,569
Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	125	127,205
Series 2017 A, RB	5.00%	08/15/2038	115	117,152
Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, RB	5.88%	03/01/2024	140	143,560
Series 2014 A, RB	6.63%	03/01/2029	1,000	1,040,873
Austin (City of), TX; Series 2019 B, RB(a)	5.00%	11/15/2034	2,000	2,203,456
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2032	1,075	1,085,270
Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,257,023
Central Texas Regional Mobility Authority;
Series 2021 B, RB	5.00%	01/01/2035	600	670,287
Series 2021 B, RB	5.00%	01/01/2036	600	668,954
Series 2021 B, RB	5.00%	01/01/2037	1,000	1,112,062
City of Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	266,076
Clifton Higher Education Finance Corp. (Idea Public School);
Series 2022 A, RB	4.00%	08/15/2033	535	548,640
Series 2022 A, RB	4.00%	08/15/2034	555	567,806
Series 2022 A, RB	4.00%	08/15/2035	410	418,777
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2033	1,250	1,295,006
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	521,405
Series 2015 A, RB	5.13%	08/15/2030	3,000	3,120,473
Series 2018 D, RB	5.75%	08/15/2033	5,000	5,275,648
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 F, Ref. RB	5.25%	11/01/2033	3,500	3,633,131
Series 2014 A, Ref. RB(a)	5.25%	11/01/2026	2,000	2,074,076
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(e)	5.00%	04/01/2028	1,000	1,005,539
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2022	150	151,278
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	155,435
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	280,060
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,043,177
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	1,765	1,977,081
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Frisco Independent School District; Series 2019, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	$ 3,375	$ 3,874,111
Grand Parkway Transportation Corp.;
Series 2020 C, Ref. RB	4.00%	10/01/2036	250	263,307
Series 2020, Ref. RB	4.00%	10/01/2037	1,000	1,048,780
Series 2020, Ref. RB	4.00%	10/01/2038	2,250	2,340,022
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2038	2,000	2,200,865
Gulf Coast Authority (Waste Management of Texas);
Series 2003 B, RB(a)	1.50%	05/01/2028	1,750	1,512,336
Series 2013, RB(g)	5.00%	10/01/2023	2,610	2,642,006
Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,051,418
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, RB	4.00%	01/01/2023	345	345,620
Series 2013 A, RB	5.00%	01/01/2033	1,090	1,092,428
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,508,831
Houston (City of), TX (United Airlines, Inc.);
Series 2020, Ref. RB(a)	5.00%	07/15/2027	3,350	3,472,087
Series 2021 A, RB(a)	4.00%	07/01/2041	3,500	3,128,297
Series 2021, RB(a)	4.00%	07/15/2041	5,000	4,468,279
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(a)	4.75%	07/01/2024	2,965	2,980,295
Series 2020 A, Ref. RB(a)	5.00%	07/01/2027	500	518,210
Lower Colorado River Authority;
Series 2019 A, RB	5.00%	05/15/2031	400	457,904
Series 2019, Ref. RB	5.00%	05/15/2030	1,200	1,380,651
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2014, Ref. RB(i)	5.00%	02/15/2024	215	178,450
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(e)	4.63%	10/01/2031	5,000	5,189,353
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, RB(g)	6.25%	01/01/2033	1,600	1,642,041
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,136,795
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,228,936
New Hope Cultural Education Facilities Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,500	1,508,188
Series 2014, RB	5.50%	01/01/2035	1,400	1,391,149
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,620	2,400,027
Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,476,374
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB(c)(g)	5.00%	04/01/2026	670	738,594
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing Stephenville II, LLC - Tarleton State University); Series 2014 A, RB(g)	5.00%	04/01/2023	785	805,416
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(e)(h)	0.00%	12/01/2025	1,000	1,082,964
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2036	2,000	1,899,818
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,135,174
Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,250,852
Series 2017, Ref. RB	5.00%	01/01/2037	2,000	2,045,889
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	350	350,155
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(c)(g)	5.00%	04/01/2024	620	654,134
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB(e)	4.63%	08/15/2025	635	649,664
North Texas Tollway Authority;
Series 2017 B, Ref. RB (INS - AGM)(b)	4.00%	01/01/2034	750	786,821
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,143,315
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(a)(e)	2.13%	01/01/2028	575	514,320
Series 2021, RB(a)(e)	2.25%	01/01/2029	800	700,954
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	$ 1,960	$ 1,986,528
SA Energy Acquisition Public Facility Corp.; Series 2007, RB	5.50%	08/01/2025	2,000	2,147,881
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020 B-2, Ref. RB	3.00%	11/15/2026	2,000	1,973,689
Series 2020, Ref. RB	4.00%	11/15/2027	3,100	3,052,206
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2038	5,000	5,184,146
Texas (State of) Transportation Commission;
Series 2019, RB(h)	0.00%	08/01/2034	1,400	854,579
Series 2019, RB(h)	0.00%	08/01/2035	2,050	1,187,787
Series 2019, RB(h)	0.00%	08/01/2036	1,500	826,273
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(h)	0.00%	08/15/2036	5,000	2,705,060
Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,162,006
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,580	4,932,043
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	3,250	3,522,451
Texas Private Activity Bond Surface Transportation Corp. (North Tarrant Express); Series 2019 A, Ref. RB	5.00%	12/31/2030	3,000	3,267,692
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	5.00%	12/31/2032	1,000	1,081,957
Viridian Municipal Management District;
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	665	720,053
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	1,005	1,088,200
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	920	994,756
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	500	540,628
				140,772,784
Utah–0.72%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	3.50%	03/01/2036	2,000	1,710,614
Mida Mountain Village Public Infrastructure District;
Series 2021, RB(e)	4.00%	08/01/2025	1,205	1,198,920
Series 2021, RB(e)	4.00%	08/01/2027	1,000	980,174
Series 2021, RB(e)	4.00%	08/01/2030	1,000	944,578
Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	500	434,535
Series 2021 A-1, RB	4.00%	06/01/2041	1,000	830,778
Series 2021 A-2, RB	4.00%	06/01/2036	1,000	865,764
Series 2021 A-2, RB	4.00%	06/01/2041	4,250	3,492,088
Salt Lake (City of), UT;
Series 2017 A, RB(a)	5.00%	07/01/2034	3,500	3,743,496
Series 2018 B, RB	5.00%	07/01/2038	1,000	1,095,660
				15,296,607
Vermont–0.23%
Burlington (City of), VT;
Series 2012 A, GO Bonds(c)(g)	5.00%	11/01/2022	250	253,840
Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	1,000	1,042,186
University of Vermont & State Agricultural College;
Series 2019 B, Ref. RB	5.00%	10/01/2035	1,220	1,474,878
Series 2019 B, Ref. RB	5.00%	10/01/2036	1,375	1,676,296
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College); Series 2012 A, RB	5.00%	11/01/2028	500	505,445
				4,952,645
Virginia–0.85%
Dulles Town Center Community Development Authority (Dulles Town Center); Series 2012, Ref. RB	4.25%	03/01/2026	700	693,510
Fairfax (County of), VA Economic Development Authority (Vinson Hall LLC); Series 2013 A, RB(g)	4.00%	12/01/2022	180	182,299
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	1,039,298
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, RB(a)(g)	5.00%	01/01/2027	2,500	2,507,071
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (State of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(a)	5.00%	01/01/2034	$ 4,000	$ 4,399,637
Series 2022, Ref. RB(a)	5.00%	01/01/2035	3,500	3,839,494
Virginia (State of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(a)	5.00%	06/30/2042	2,395	2,626,206
Series 2022, Ref. RB(a)	5.00%	12/31/2042	2,000	2,193,074
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	157,787
Series 2018, Ref. RB	5.00%	09/01/2030	455	474,282
				18,112,658
Washington–3.45%
Central Puget Sound Regional Transit Authority (Green Bonds); Series 2021 S-1, Ref. RB	4.00%	11/01/2046	10,000	10,251,794
Energy Northwest (Columbia Generating Station);
Series 2019 A, Ref. RB	5.00%	07/01/2038	2,360	2,695,745
Series 2020 A, Ref. RB	4.00%	07/01/2039	5,075	5,289,124
Series 2021, Ref. RB	4.00%	07/01/2042	15,000	15,439,128
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	70	76,191
Series 2018 B, RB(e)	5.00%	01/01/2032	100	108,844
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	20	20,000
Seattle (Port of), WA;
Series 2016 B, Ref. RB(a)	5.00%	10/01/2028	3,730	4,046,059
Series 2019, RB(a)	5.00%	04/01/2032	2,000	2,222,726
Seattle (Port of), WA (SEATAC Fuel Facilities LLC); Series 2013, Ref. RB(a)	5.00%	06/01/2024	1,560	1,603,824
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2033	2,250	2,626,873
Washington (State of) Convention Center Public Facilities District; Series 2021 B, RB	5.00%	07/01/2031	2,365	2,542,179
Washington (State of) Convention Center Public Facilities District (Green Notes); Series 2021, RB	4.00%	07/01/2031	1,250	1,196,845
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	2.08%	01/01/2025	3,350	3,364,448
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	524,768
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB(c)(g)	5.00%	05/15/2024	500	528,081
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,603,493
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,446,358
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	6,013	5,623,526
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2031	1,350	1,366,326
Series 2016 A, Ref. RB(e)	5.00%	07/01/2036	1,450	1,458,439
Washington (State of) Housing Finance Commission (Eliseo); Series 2021 B-2, Ref. RB(e)	2.13%	07/01/2027	2,750	2,526,951
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(e)	6.00%	07/01/2025	335	349,290
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(e)	5.00%	07/01/2038	830	753,855
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(e)	5.00%	01/01/2034	745	743,025
Series 2019 A, RB(e)	5.00%	01/01/2039	1,400	1,373,653
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,260,000
				73,041,545
West Virginia–0.28%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	5.50%	06/01/2037	2,000	2,108,731
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(e)	6.75%	02/01/2026	2,000	1,881,312
Series 2018, RB(a)(e)	8.75%	02/01/2036	640	623,837
West Virginia University; Series 2019, RB	5.00%	10/01/2032	1,155	1,335,595
				5,949,475
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–1.78%
Public Finance Authority (Beyond Boone LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2034	$ 800	$ 887,228
Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,276,394
Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	407,384
Public Finance Authority (Explore Academy); Series 2022 A, RB(e)	6.13%	02/01/2039	485	470,197
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,930	1,728,986
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	4.38%	06/15/2029	1,745	1,749,775
Public Finance Authority (Southminster); Series 2018, RB(e)	5.00%	10/01/2043	500	490,959
Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.25%	10/01/2038	1,000	1,061,039
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	5,100	4,899,249
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	2,026,452
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,608,868
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,760,225
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019 B-2, Ref. RB	2.55%	11/01/2027	2,000	1,990,951
Series 2019 B-3, Ref. RB	2.25%	11/01/2026	540	539,996
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,457,777
Series 2012, RB	5.00%	06/01/2026	1,000	1,003,174
Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(e)	3.75%	06/01/2030	350	325,609
Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	597,934
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(e)	5.00%	06/01/2025	1,000	1,025,992
Series 2016 A, RB(e)	4.63%	06/01/2036	125	125,702
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(e)	6.13%	02/01/2039	500	484,739
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.25%	01/01/2038	3,250	1,998,750
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,306,739
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.00%	04/01/2025	645	665,702
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(e)	4.13%	12/01/2024	2,900	2,928,050
				37,817,871
Wyoming–0.08%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(c)(g)	5.00%	01/01/2027	1,500	1,685,864
Total Municipal Obligations (Cost $2,185,656,781)					2,138,401,721
U.S. Dollar Denominated Bonds & Notes–0.00%
Texas–0.00%
Christian Care Centers, Inc. (Cost $63,427)	12.00%	11/30/2022		65	63,427
TOTAL INVESTMENTS IN SECURITIES(o)–100.85% (Cost $2,185,720,208)					2,138,465,148
FLOATING RATE NOTE OBLIGATIONS–(1.43)%
Notes with interest and fee rates ranging from 1.34% to 1.39% at 05/31/2022 and contractual maturities of collateral ranging from 09/01/2022 to 06/01/2032(p)					(30,270,000)
OTHER ASSETS LESS LIABILITIES–0.58%					12,189,282
NET ASSETS–100.00%					$2,120,384,430
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $154,367,498, which represented 7.28% of the Fund’s Net Assets.
(f)	Restricted security. The aggregate value of these securities at May 31, 2022 was $6,678,544, which represented less than 1% of the Fund’s Net Assets.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Zero coupon bond issued at a discount.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $5,594,904, which represented less than 1% of the Fund’s Net Assets.
(j)	Underlying security related to TOB Trusts entered into by the Fund.
(k)	Security subject to crossover refunding.
(l)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $15,800,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp	5.18%

(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Fund’s investments with a value of $47,448,927 are held by TOB Trusts and serve as collateral for the $30,270,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2022, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Intermediate Term Municipal Income Fund